ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 62,901	$ 64,898	$ 108,111	$ 97,336
Amounts due from a related party	7,019	4,538
Total current assets	295,379	219,915
Property and equipment, net	173,283	163,081
Acquired intangible assets, net	21,993	25,852
TOTAL ASSETS	865,155	728,491
Deferred revenues	95,422	64,740
Amount due to related parties	3,692
Total current liabilities	440,529	287,160
TOTAL LIABILITIES	485,330	396,086
Net revenues	563,932	435,713	370,812
Net income/(loss)	(16,676)	(12,544)	16,488
Net cash provided by operating activities	23,005	50,043	43,602
Net cash used in investing activities	(34,783)	(32,011)	(261,533)
Net cash provided by (used in) financing activities	$ 4,504	$ (52,421)	$ 237,465
Net revenues from VIE entities as a percentage of consolidated net revenues	91.20%	87.10%	89.10%
Assets from VIE entities as a percentage of consolidated total assets	86.50%	85.20%
Liabilities from VIE entities as a percentage of consolidated total liabilities	92.50%	92.70%
VIE entities
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 52,868	$ 49,222
Accounts receivable and other current assets	206,082	131,780
Amounts due from a related party	6,794
Total current assets	265,744	181,002
Property and equipment, net	169,114	158,662
Acquired intangible assets, net	15,347	24,337
Other noncurrent assets	298,210	256,522
Total non-current assets	482,671	439,521
TOTAL ASSETS	748,415	620,523
Deferred revenues	87,388	57,361
Accounts payable and other current liabilities	314,094	201,260
Amount due to related parties	3,480
Total current liabilities	404,962	258,621
Total non-current liabilities	43,828	108,706
TOTAL LIABILITIES	448,790	367,327
Net revenues	514,141	379,606	$ 330,391
Net income/(loss)	3,508	(12,012)	12,614
Net cash provided by operating activities	63,646	54,439	92,294
Net cash used in investing activities	(22,276)	(44,407)	(239,274)
Net cash provided by (used in) financing activities	(37,724)	(53,041)	216,341
Service fees charged to VIEs	$ 3,326	$ 2,245	$ 3,354